COMMITMENTS, CONTINGENCIES, RISKS AND UNCERTAINTIES (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Commitments Contingencies Risks And Uncertainties Details Narrative
Rent expenses	$ 7,159	$ 8,299